Share repurchase programs (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of share repurchase programs

	Year ended December 31
Common share repurchases	2024	2023	2022
Acquired number of shares (to the nearest 1)	4,490,940	3,133,717	102,000
Average cost per common share	34.58	28.27	38.21
Total cost (in US dollars)	155,305,756	88,590,240	3,897,268